Pension - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Retirement Benefits [Abstract]
Net periodic benefit cost	$ 7	$ 8	$ 8
Service cost	1
Employer contributions to plan	$ 0